Apr. 30, 2024
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF
Investment Objective
The Invesco Bloomberg MVP Multi-factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg MVP Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.29%

Other Expenses	None

Total Annual Fund Operating Expenses	0.29

1	Effective August 28, 2023, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 256% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Bloomberg Index Services Limited (the “Index Provider”) compiles and maintains the Underlying Index, which is comprised of the securities of U.S. large-cap companies that exhibit strong fundamental characteristics for momentum (M), value (V), volatility (V) and profitability (P), utilizing a factor model developed by Bloomberg Intelligence (an affiliate of the Index Provider). The Index Provider aims to select approximately 50 companies with the strongest momentum, most muted volatility, inexpensive valuations, and highest profitability through an aggregated sector-neutral MVP score.
To be eligible for inclusion in the Underlying Index, a security must be included in the Bloomberg US 500 Index, an index comprised of securities of the largest 500 U.S. companies by free-float market capitalization. Each security in the eligible universe is measured by momentum, value, volatility, and profitability factors, as follows:
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Momentum – Securities are measured by both six- and 12-month price Momentum, based on the total return over the previous six (and 12) months. A higher value indicates a better Momentum measure.
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Value – Securities are measured by EBITDA to Price and Revenue to Price ratios, using trailing 12-month values for both EBITDA and Revenue. A higher value indicates a better Value measure.
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Volatility – Securities are measured by six-month and 12-month price volatility. A lower value indicates a better Volatility measure.
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Profitability – Securities are measured by both Return on Invested Capital and Return on Equity. A higher value indicates a better Profitability measure.
Securities are then grouped by Bloomberg Industry Classification System (BICS) sector classification. Within each BICS sector, securities are ranked by each MVP factor, with the highest (or lowest, in the case of volatility) value receiving a score of 100. An aggregated “MVP Score” is then calculated for each security by taking the average of each factor score. Securities from each BICS sector with MVP Scores greater than 90 are included in the Underlying Index.
Upon completion of the screening process, the Underlying Index components are equally weighted.
As of June 30, 2024, the Underlying Index was comprised of 53 constituents with market capitalizations ranging from $17.5 billion to $544.6 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of April 30, 2024.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2024	9.42%
Best Quarter	June 30, 2020	20.74%
Worst Quarter	March 31, 2020	-25.38%

Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	5/1/2003	18.82%	7.98%	7.30%
Return After Taxes on Distributions		18.23	7.64	6.96
Return After Taxes on Distributions and Sale of Fund Shares		11.36	6.22	5.84

Bloomberg MVP Index (reflects no deduction for fees, expenses or taxes)[1]		—	—	—

Blended - Invesco Bloomberg MVP Multi-Factor Benchmark (reflects no deduction for fees, expenses or taxes)[2]		18.91	8.55	7.95

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]		26.29	15.69	12.03

1
Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg MVP Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
2
The Blended-Invesco Bloomberg MVP Multi-Factor Benchmark  reflects the performance of the Dynamic Market Intellidex® Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.